June 30, 2010	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Semi-Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments, Financial Statements and Financial Highlights:
Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statements of Cash Flows	B-19
Financial Highlights	B-20
Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-3
Statements of Changes in Net Assets	D-5
Financial Highlights	D-7
Notes to Financial Statements	E-1
Disclosure of Fund Expenses	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	G-1
Where to Go for More Information	G-6

     The 2010 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

     The 2010 Semi-Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management (1)	Cash Management (1)	2,738	$27,519	$27,615
Diversified Bond	Diversified Bond	4,580	44,732	45,380
Floating Rate Loan	Floating Rate Loan	2,408	19,389	17,381
High Yield Bond	High Yield Bond	6,992	39,800	41,805
Inflation Managed	Inflation Managed	8,070	82,884	93,251
Managed Bond	Managed Bond	13,696	144,897	157,365
Short Duration Bond	Short Duration Bond	2,941	27,675	27,690
American Funds® Growth	American Funds Growth	2,487	18,808	16,704
American Funds Growth-Income	American Funds Growth-Income	2,779	26,019	21,214
Comstock	Comstock	3,820	26,904	27,093
Dividend Growth (2)	Dividend Growth (2)	2,210	19,049	17,782
Equity	Equity	1,087	15,706	14,710
Equity Index	Equity Index	3,308	57,619	75,190
Focused 30	Focused 30	657	4,164	6,736
Growth LT	Growth LT	4,702	68,087	77,465
Large-Cap Growth	Large-Cap Growth	3,559	16,545	16,532
Large-Cap Value	Large-Cap Value	4,727	45,243	45,338
Long/Short Large-Cap	Long/Short Large-Cap	2,422	20,395	18,538
Main Street® Core	Main Street Core	3,459	56,265	54,211
Mid-Cap Equity	Mid-Cap Equity	2,940	29,797	34,567
Mid-Cap Growth	Mid-Cap Growth	2,443	11,186	18,646
Mid-Cap Value	Mid-Cap Value	1,153	11,272	13,447
Small-Cap Equity	Small-Cap Equity	990	11,117	10,956
Small-Cap Growth	Small-Cap Growth	1,452	10,243	13,526
Small-Cap Index	Small-Cap Index	1,462	11,771	13,203
Small-Cap Value	Small-Cap Value	984	9,408	11,089
Health Sciences	Health Sciences	383	2,760	3,615
Real Estate	Real Estate	1,076	10,024	12,981
Technology	Technology	671	2,149	2,931
Emerging Markets	Emerging Markets	2,635	16,082	34,176
International Large-Cap	International Large-Cap	6,937	40,702	37,197
International Small-Cap	International Small-Cap	1,592	13,506	10,055
International Value	International Value	5,852	61,496	52,458
American Funds Asset Allocation	American Funds Asset Allocation	79	895	960
Multi-Strategy	Multi-Strategy	2,227	28,161	22,524
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth	37	410	413
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth	142	1,703	1,632
Pacific Dynamix - Growth	Pacific Dynamix - Growth	92	1,097	1,054

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Multi-Asset Series II (3)	Invesco V.I. Global Multi-Asset Series II (3)	12	159	164
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (4)	Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (4)	19	217	215

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	241	2,279	2,364

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,318	15,796	16,855

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	236	1,361	1,592

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	25	371	351

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset - Advisor Class	48	551	542

(1)	Formerly named Money Market Variable Account and Money Market Portfolio.

(2)	Formerly named Diversified Research Variable Account and Diversified Research Portfolio.

(3)	Formerly named AIM V.I. PowerShares ETF Allocation Series II Variable Account and AIM V.I. PowerShares ETF Allocation Series II Portfolio.

(4)	Formerly named Van Kampen LIT Global Tactical Asset Allocation Class II Variable Account and Van Kampen LIT Global Tactical Asset Allocation Class II Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management (1)	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$27,615	$45,380	$17,381	$41,805	$93,251	$157,365	$27,690
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	51	189
Fund shares redeemed	35	74	9	183	93	—	—

Total Assets	27,650	45,454	17,390	41,988	93,344	157,416	27,879

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	34	74	9	181	92	—	—
Fund shares purchased	—	—	—	—	—	50	186
Other	—	3	2	—	—	—	—

Total Liabilities	34	77	11	181	92	50	186

NET ASSETS	$27,616	$45,377	$17,379	$41,807	$93,252	$157,366	$27,693

Units Outstanding	1,735	4,038	2,069	1,289	2,824	4,350	2,534

Accumulation Unit Value	$15.92	$11.24	$8.40	$32.42	$33.02	$36.17	$10.93

Cost of Investments	$27,519	$44,732	$19,389	$39,800	$82,884	$144,897	$27,675

	American Funds	American Funds		Dividend		Equity	Focused
	Growth	Growth-Income	Comstock	Growth (2)	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$16,704	$21,214	$27,093	$17,782	$14,710	$75,190	$6,736
Receivables:
Due from Pacific Life Insurance Company	10	37	42	17	5	29	1

Total Assets	16,714	21,251	27,135	17,799	14,715	75,219	6,737

LIABILITIES
Payables:
Fund shares purchased	8	36	42	15	5	28	1

Total Liabilities	8	36	42	15	5	28	1

NET ASSETS	$16,706	$21,215	$27,093	$17,784	$14,710	$75,191	$6,736

Units Outstanding	1,656	2,333	3,219	1,936	1,064	2,462	682

Accumulation Unit Value	$10.09	$9.09	$8.42	$9.18	$13.83	$30.55	$9.88

Cost of Investments	$18,808	$26,019	$26,904	$19,049	$15,706	$57,619	$4,164

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$77,465	$16,532	$45,338	$18,538	$54,211	$34,567	$18,646
Receivables:
Due from Pacific Life Insurance Company	—	23	42	24	16	32	—
Fund shares redeemed	19	—	—	—	—	—	247

Total Assets	77,484	16,555	45,380	18,562	54,227	34,599	18,893

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	17	—	—	—	—	—	247
Fund shares purchased	—	22	42	24	12	27	—
Other	—	—	—	2	—	—	—

Total Liabilities	17	22	42	26	12	27	247

NET ASSETS	$77,467	$16,533	$45,338	$18,536	$54,215	$34,572	$18,646

Units Outstanding	2,543	3,126	4,013	2,451	2,067	1,901	2,339

Accumulation Unit Value	$30.46	$5.29	$11.30	$7.56	$26.23	$18.19	$7.97

Cost of Investments	$68,087	$16,545	$45,243	$20,395	$56,265	$29,797	$11,186

(1)	Formerly named Money Market Variable Account.

(2)	Formerly named Diversified Research Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2010 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$13,447	$10,956	$13,526	$13,203	$11,089	$3,615	$12,981
Receivables:
Due from Pacific Life Insurance Company	22	31	—	3	—	—	—
Fund shares redeemed	—	—	1	—	15	—	250

Total Assets	13,469	10,987	13,527	13,206	11,104	3,615	13,231

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	14	—	249
Fund shares purchased	22	31	—	2	—	—	—
Other	1	2	—	—	—	—	—

Total Liabilities	23	33	—	2	14	—	249

NET ASSETS	$13,446	$10,954	$13,527	$13,204	$11,090	$3,615	$12,982

Units Outstanding	1,054	902	1,348	975	592	313	482

Accumulation Unit Value	$12.75	$12.15	$10.03	$13.54	$18.73	$11.53	$26.92

Cost of Investments	$11,272	$11,117	$10,243	$11,771	$9,408	$2,760	$10,024

		Emerging	International	International	International	American Funds	Multi-
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$2,931	$34,176	$37,197	$10,055	$52,458	$960	$22,524
Receivables:
Due from Pacific Life Insurance Company	—	—	35	19	163	—	—
Fund shares redeemed	—	37	—	—	—	—	33

Total Assets	2,931	34,213	37,232	10,074	52,621	960	22,557

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	35	—	—	—	—	32
Fund shares purchased	—	—	30	18	161	—	—

Total Liabilities	—	35	30	18	161	—	32

NET ASSETS	$2,931	$34,178	$37,202	$10,056	$52,460	$960	$22,525

Units Outstanding	608	1,361	4,342	1,566	4,044	79	958

Accumulation Unit Value	$4.82	$25.11	$8.57	$6.42	$12.97	$12.07	$23.51

Cost of Investments	$2,149	$16,082	$40,702	$13,506	$61,496	$895	$28,161

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$413	$1,632	$1,054

Total Assets	413	1,632	1,054

LIABILITIES
Payables:
Other	1	—	—

Total Liabilities	1	—	—

NET ASSETS	$412	$1,632	$1,054

Units Outstanding	37	142	91

Accumulation Unit Value	$11.25	$11.48	$11.63

Cost of Investments	$410	$1,703	$1,097

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2010 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
		Invesco
		Van Kampen			Franklin
	Invesco V.I.	V.I. Global	AllianceBernstein		Templeton VIP	GE
	Global	Tactical Asset	VPS Balanced	BlackRock	Founding Funds	Investments	PIMCO Global
	Multi-Asset	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Multi-Asset -
	Series II (1)	Series II (2)	Class B	V.I. Class III	Class 4	Class 3	Advisor Class

ASSETS
Investments in mutual funds, at value	$164	$215	$2,364	$16,855	$1,592	$351	$542
Receivables:
Due from Pacific Life Insurance Company	—	—	—	3	—	—	—

Total Assets	164	215	2,364	16,858	1,592	351	542

LIABILITIES
Payables:
Fund shares purchased	—	—	—	3	—	—	—
Other	—	—	—	1	—	—	—

Total Liabilities	—	—	—	4	—	—	—

NET ASSETS	$164	$215	$2,364	$16,854	$1,592	$351	$542

Units Outstanding	13	18	287	1,884	199	30	58

Accumulation Unit Value	$13.09	$11.66	$8.23	$8.95	$7.99	$11.68	$9.42

Cost of Investments	$159	$217	$2,279	$15,796	$1,361	$371	$551

(1)	Formerly named AIM V.I. PowerShares ETF Allocation Series II Variable Account.

(2)	Formerly named Van Kampen LIT Global Tactical Asset Allocation Class II Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)
(in thousands)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management (1)	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1	$689	$467	$1,930	$1,319	$3,813	$273
EXPENSES
Mortality and expense risk fees	176	236	104	276	569	903	165

Net Investment Income (Loss)	(175)	453	363	1,654	750	2,910	108

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	12	(64)	(517)	(546)	95	113	(65)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	12	(64)	(517)	(546)	95	113	(65)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(28)	1,425	260	35	3,889	4,924	444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($191)	$1,814	$106	$1,143	$4,734	$7,947	$487

	American Funds	American Funds		Dividend		Equity	Focused
	Growth	Growth-Income	Comstock	Growth (2)	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1	$—	$11	$3	$13	$35	$—
EXPENSES
Mortality and expense risk fees	125	160	193	94	104	597	56

Net Investment Loss	(124)	(160)	(182)	(91)	(91)	(562)	(56)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,748)	(937)	(232)	(56)	(152)	6,405	861
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(1,748)	(937)	(232)	(56)	(152)	6,405	861

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	755	(1,152)	(1,460)	(2,100)	(1,503)	(10,620)	(1,588)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,117)	($2,249)	($1,874)	($2,247)	($1,746)	($4,777)	($783)

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$456	$—	$8	$11	$18	$13	$2
EXPENSES
Mortality and expense risk fees	544	114	330	124	387	248	131

Net Investment Loss	(88)	(114)	(322)	(113)	(369)	(235)	(129)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	1,318	(436)	(182)	(318)	19	715	832
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	1,318	(436)	(182)	(318)	19	715	832

CHANGE IN UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(8,668)	(1,458)	(3,968)	(1,210)	(3,855)	(1,222)	(454)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,438)	($2,008)	($4,472)	($1,641)	($4,205)	($742)	$249

(1)	Formerly named Money Market Variable Account.

(2)	Formerly named Diversified Research Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)
(in thousands)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$9	$—	$12	$12	$—	$—
EXPENSES
Mortality and expense risk fees	102	69	102	93	82	25	89

Net Investment Loss	(102)	(60)	(102)	(81)	(70)	(25)	(89)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	234	(117)	621	155	428	12	305
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	234	(117)	621	155	428	12	305

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(371)	(1,045)	(629)	(410)	(51)	18	660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($239)	($1,222)	($110)	($336)	$307	$5	$876

		Emerging	International	International	International	American Funds	Multi-
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$241	$66	$208	$785	$—	$631
EXPENSES
Mortality and expense risk fees	21	240	263	71	400	6	155

Net Investment Income (Loss)	(21)	1	(197)	137	385	(6)	476

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	80	2,061	(627)	(502)	(1,016)	(1)	(605)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	80	2,061	(627)	(502)	(1,016)	(1)	(605)

CHANGE IN UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(191)	(3,820)	(4,440)	(456)	(10,710)	(53)	(533)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($132)	($1,758)	($5,264)	($821)	($11,341)	($60)	($662)

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth	Growth	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—
EXPENSES
Mortality and expense risk fees	2	6	5

Net Investment Loss	(2)	(6)	(5)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1)	—	(9)
Capital gain distributions from affiliated mutual fund investments	—	—	—

Realized Gain (Loss)	(1)	—	(9)

CHANGE IN UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(1)	(77)	(84)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($4)	($83)	($98)

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)
(in thousands)

	Variable Accounts
		Invesco
		Van Kampen			Franklin
	Invesco V.I.	V.I. Global	AllianceBernstein		Templeton VIP	GE
	Global	Tactical Asset	VPS Balanced	BlackRock	Founding Funds	Investments	PIMCO Global
	Multi-Asset	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Multi-Asset -
	Series II (1)	Series II (2)	Class B	V.I. Class III	Class 4	Class 3	Advisor Class (3)

INVESTMENT INCOME
Dividends from mutual fund investments (4)	$—	$1	$64	$—	$—	$—	$3
EXPENSES
Mortality and expense risk fees	1	1	16	110	11	2	1

Net Investment Income (Loss)	(1)	—	48	(110)	(11)	(2)	2

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1)	(7)	(20)	(102)	(11)	(1)	—
Capital gain distributions from mutual fund investments	—	2	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS	(1)	(5)	(20)	(102)	(11)	(1)	—

CHANGE IN UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(3)	(12)	(162)	(723)	(85)	(22)	(9)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($5)	($17)	($134)	($935)	($107)	($25)	($7)

(1)	Formerly named AIM V.I. PowerShares ETF Allocation Series II Variable Account.

(2)	Formerly named Van Kampen LIT Global Tactical Asset Allocation Class II Variable Account.

(3)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(4)	The dividends for Franklin Templeton VIP Founding Funds Allocation Class 4 Variable Account in full dollars was $283 for the period and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Cash Management (2)		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($175)	($447)	$453	$730	$363	$503
Realized gain (loss)	12	30	(64)	(751)	(517)	(1,517)
Change in unrealized appreciation (depreciation) on investments	(28)	(31)	1,425	3,807	260	3,962

Net Increase (Decrease) in Net Assets Resulting from Operations	(191)	(448)	1,814	3,786	106	2,948

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	226	488	290	331	130	143
Transfers between variable and fixed accounts, net	4,059	(14,056)	11,431	1,899	1,829	2,845
Contract maintenance charges	(153)	(2,784)	(353)	(505)	(137)	(267)
Contract benefits and terminations	(5,160)	(13,722)	(1,662)	(2,848)	(658)	(1,265)
Other	—	4	(3)	10	(1)	8

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,028)	(30,070)	9,703	(1,113)	1,163	1,464

NET INCREASE (DECREASE) IN NET ASSETS	(1,219)	(30,518)	11,517	2,673	1,269	4,412

NET ASSETS
Beginning of Year or Period	28,835	59,353	33,860	31,187	16,110	11,698

End of Year or Period	$27,616	$28,835	$45,377	$33,860	$17,379	$16,110

	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,654	$2,723	$750	$2,399	$2,910	$7,078
Realized gain (loss)	(546)	(2,334)	95	3,653	113	8,952
Change in unrealized appreciation on investments	35	12,464	3,889	9,345	4,924	7,083

Net Increase in Net Assets Resulting from Operations	1,143	12,853	4,734	15,397	7,947	23,113

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	220	505	557	835	881	1,317
Transfers between variable and fixed accounts, net	(4,310)	6,845	3,121	(3,645)	18,380	(2,156)
Contract maintenance charges	(828)	(675)	(1,328)	(2,672)	(1,664)	(2,982)
Contract benefits and terminations	(1,723)	(3,731)	(4,594)	(7,453)	(7,589)	(11,232)
Other	—	7	(2)	24	(4)	25

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,641)	2,951	(2,246)	(12,911)	10,004	(15,028)

NET INCREASE (DECREASE) IN NET ASSETS	(5,498)	15,804	2,488	2,486	17,951	8,085

NET ASSETS
Beginning of Year or Period	47,305	31,501	90,764	88,278	139,415	131,330

End of Year or Period	$41,807	$47,305	$93,252	$90,764	$157,366	$139,415

(1)	Unaudited.

(2)	Formerly named Money Market Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$108	$436	($124)	($241)	($160)	($16)
Realized loss	(65)	(817)	(1,748)	(2,129)	(937)	(37)
Change in unrealized appreciation (depreciation) on investments	444	2,191	755	8,695	(1,152)	6,274

Net Increase (Decrease) in Net Assets Resulting from Operations	487	1,810	(1,117)	6,325	(2,249)	6,221

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	194	267	108	211	218	190
Transfers between variable and fixed accounts, net	2,858	(1,334)	(2,221)	(8,565)	(2,814)	(1,140)
Contract maintenance charges	(329)	(453)	(213)	(272)	(264)	(361)
Contract benefits and terminations	(1,179)	(2,723)	(862)	(1,947)	(1,118)	(1,983)
Other	(1)	7	(—)	37	1	30

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,543	(4,236)	(3,188)	(10,536)	(3,977)	(3,264)

NET INCREASE (DECREASE) IN NET ASSETS	2,030	(2,426)	(4,305)	(4,211)	(6,226)	2,957

NET ASSETS
Beginning of Year or Period	25,663	28,089	21,011	25,222	27,441	24,484

End of Year or Period	$27,693	$25,663	$16,706	$21,011	$21,215	$27,441

	Comstock		Dividend Growth (2)		Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($182)	$45	($91)	$20	($91)	($48)
Realized loss	(232)	(1,822)	(56)	(3,692)	(152)	(1,121)
Change in unrealized appreciation (depreciation) on investments	(1,460)	8,775	(2,100)	7,085	(1,503)	5,581

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,874)	6,998	(2,247)	3,413	(1,746)	4,412

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	251	273	89	118	57	88
Transfers between variable and fixed accounts, net	(1,615)	1,873	7,376	(7,385)	213	(710)
Contract maintenance charges	(317)	(369)	(142)	(181)	(207)	(269)
Contract benefits and terminations	(1,363)	(2,558)	(617)	(1,200)	(832)	(1,273)
Other	1	6	—	4	(2)	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,043)	(775)	6,706	(8,644)	(771)	(2,162)

NET INCREASE (DECREASE) IN NET ASSETS	(4,917)	6,223	4,459	(5,231)	(2,517)	2,250

NET ASSETS
Beginning of Year or Period	32,010	25,787	13,325	18,556	17,227	14,977

End of Year or Period	$27,093	$32,010	$17,784	$13,325	$14,710	$17,227

(1)	Unaudited.

(2)	Formerly named Diversified Research Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Equity Index		Focused 30		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($562)	$466	($56)	($120)	($88)	($154)
Realized gain (loss)	6,405	1,131	861	(1,358)	1,318	(1,556)
Change in unrealized appreciation (depreciation) on investments	(10,620)	19,900	(1,588)	5,168	(8,668)	26,485

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,777)	21,497	(783)	3,690	(7,438)	24,775

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	456	774	34	107	237	1,011
Transfers between variable and fixed accounts, net	(18,950)	14,611	(2,201)	(3,415)	(2,109)	(3,815)
Contract maintenance charges	(1,091)	(2,138)	(70)	(50)	(881)	(1,751)
Contract benefits and terminations	(3,913)	(8,329)	(446)	(1,211)	(3,562)	(6,302)
Other	1	16	—	2	(3)	9

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,497)	4,934	(2,683)	(4,567)	(6,318)	(10,848)

NET INCREASE (DECREASE) IN NET ASSETS	(28,274)	26,431	(3,466)	(877)	(13,756)	13,927

NET ASSETS
Beginning of Year or Period	103,465	77,034	10,202	11,079	91,223	77,296

End of Year or Period	$75,191	$103,465	$6,736	$10,202	$77,467	$91,223

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($114)	($174)	($322)	$398	($113)	($65)
Realized loss	(436)	(2,100)	(182)	(2,046)	(318)	(945)
Change in unrealized appreciation (depreciation) on investments	(1,458)	7,667	(3,968)	12,165	(1,210)	5,360

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,008)	5,393	(4,472)	10,517	(1,641)	4,350

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	140	190	403	592	172	170
Transfers between variable and fixed accounts, net	13	6,734	(3,361)	6,846	1,028	6,089
Contract maintenance charges	(235)	(224)	(578)	(787)	(197)	(214)
Contract benefits and terminations	(832)	(1,490)	(2,355)	(4,470)	(904)	(1,420)
Other	(—)	3	—	7	—	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(914)	5,213	(5,891)	2,188	99	4,627

NET INCREASE (DECREASE) IN NET ASSETS	(2,922)	10,606	(10,363)	12,705	(1,542)	8,977

NET ASSETS
Beginning of Year or Period	19,455	8,849	55,701	42,996	20,078	11,101

End of Year or Period	$16,533	$19,455	$45,338	$55,701	$18,536	$20,078

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($369)	$114	($235)	($112)	($129)	($155)
Realized gain (loss)	19	(4,595)	715	(7,265)	832	(1,533)
Change in unrealized appreciation (depreciation) on investments	(3,855)	19,018	(1,222)	19,333	(454)	9,472

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,205)	14,537	(742)	11,956	249	7,784

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	281	421	223	424	130	194
Transfers between variable and fixed accounts, net	(3,128)	(8,885)	(3,106)	(21,212)	(2,064)	3,060
Contract maintenance charges	(710)	(1,528)	(418)	(761)	(148)	(263)
Contract benefits and terminations	(2,694)	(5,469)	(2,018)	(3,640)	(1,005)	(1,643)
Other	(1)	32	2	13	(1)	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,252)	(15,429)	(5,317)	(25,176)	(3,088)	1,350

NET INCREASE (DECREASE) IN NET ASSETS	(10,457)	(892)	(6,059)	(13,220)	(2,839)	9,134

NET ASSETS
Beginning of Year or Period	64,672	65,564	40,631	53,851	21,485	12,351

End of Year or Period	$54,215	$64,672	$34,572	$40,631	$18,646	$21,485

	Mid-Cap Value (2)		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($102)	($23)	($60)	($55)	($102)	($180)
Realized gain (loss)	234	1,261	(117)	(1,277)	621	(1,074)
Change in unrealized appreciation (depreciation) on investments	(371)	2,547	(1,045)	3,666	(629)	6,666

Net Increase (Decrease) in Net Assets Resulting from Operations	(239)	3,785	(1,222)	2,334	(110)	5,412

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	128	83	96	142	73	193
Transfers between variable and fixed accounts, net	(1,885)	13,560	2,372	(763)	(1,874)	(1,409)
Contract maintenance charges	(153)	(128)	(191)	(100)	(142)	(337)
Contract benefits and terminations	(840)	(867)	(540)	(957)	(827)	(1,445)
Other	2	—	(1)	1	1	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,748)	12,648	1,736	(1,677)	(2,769)	(2,996)

NET INCREASE (DECREASE) IN NET ASSETS	(2,987)	16,433	514	657	(2,879)	2,416

NET ASSETS
Beginning of Year or Periods	16,433	—	10,440	9,783	16,406	13,990

End of Year or Periods	$13,446	$16,433	$10,954	$10,440	$13,527	$16,406

(1)	Unaudited.

(2)	Operations commenced on May 1, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Small-Cap Index		Small-Cap Value		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($81)	($15)	($70)	$133	($25)	($38)
Realized gain (loss)	155	347	428	(1,072)	12	(50)
Change in unrealized appreciation (depreciation) on investments	(410)	2,700	(51)	3,298	18	779

Net Increase (Decrease) in Net Assets Resulting from Operations	(336)	3,032	307	2,359	5	691

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	247	136	93	113	11	24
Transfers between variable and fixed accounts, net	(708)	(1,636)	(1,398)	(689)	120	(117)
Contract maintenance charges	(167)	(336)	(89)	(130)	(51)	(56)
Contract benefits and terminations	(554)	(1,021)	(733)	(1,168)	(128)	(222)
Other	(1)	4	(1)	2	—	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,183)	(2,853)	(2,128)	(1,872)	(48)	(371)

NET INCREASE (DECREASE) IN NET ASSETS	(1,519)	179	(1,821)	487	(43)	320

NET ASSETS
Beginning of Year or Period	14,723	14,544	12,911	12,424	3,658	3,338

End of Year or Period	$13,204	$14,723	$11,090	$12,911	$3,615	$3,658

	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($89)	$94	($21)	($31)	$1	($127)
Realized gain (loss)	305	(1,379)	80	(26)	2,061	4,963
Change in unrealized appreciation (depreciation) on investments	660	4,642	(191)	1,065	(3,820)	15,298

Net Increase (Decrease) in Net Assets Resulting from Operations	876	3,357	(132)	1,008	(1,758)	20,134

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	66	125	8	50	171	271
Transfers between variable and fixed accounts, net	(1,301)	(580)	(387)	1,236	(4,073)	(3,001)
Contract maintenance charges	(178)	(230)	(25)	(29)	(288)	(383)
Contract benefits and terminations	(895)	(885)	(167)	(145)	(1,619)	(3,293)
Other	—	1	—	(—)	(2)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,308)	(1,569)	(571)	1,112	(5,811)	(6,405)

NET INCREASE (DECREASE) IN NET ASSETS	(1,432)	1,788	(703)	2,120	(7,569)	13,729

NET ASSETS
Beginning of Year or Period	14,414	12,626	3,634	1,514	41,747	28,018

End of Year or Period	$12,982	$14,414	$2,931	$3,634	$34,178	$41,747

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($197)	$114	$137	$14	$385	$566
Realized loss	(627)	(4,973)	(502)	(1,507)	(1,016)	(9,517)
Change in unrealized appreciation (depreciation) on investments	(4,440)	15,889	(456)	4,266	(10,710)	23,907

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,264)	11,030	(821)	2,773	(11,341)	14,956

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	280	425	102	109	273	599
Transfers between variable and fixed accounts, net	(1,378)	(5,509)	(300)	397	(4,025)	(12,218)
Contract maintenance charges	(428)	(620)	(121)	(125)	(547)	(1,165)
Contract benefits and terminations	(1,977)	(3,762)	(511)	(965)	(2,492)	(5,465)
Other	(1)	5	(—)	2	(3)	38

Net Decrease in Net Assets Derived from Contract Owner Transactions	(3,504)	(9,461)	(830)	(582)	(6,794)	(18,211)

NET INCREASE (DECREASE) IN NET ASSETS	(8,768)	1,569	(1,651)	2,191	(18,135)	(3,255)

NET ASSETS
Beginning of Year or Period	45,970	44,401	11,707	9,516	70,595	73,850

End of Year or Period	$37,202	$45,970	$10,056	$11,707	$52,460	$70,595

	American Funds				Pacific Dynamix -
	Asset Allocation (2)		Multi-Strategy		Conservative Growth (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6)	$8	$476	$1,072	($2)	$3
Realized gain (loss)	(1)	(163)	(605)	(2,185)	(1)	4
Change in unrealized appreciation (depreciation) on investments	(53)	118	(533)	5,835	(1)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(60)	(37)	(662)	4,722	(4)	10

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2	1	60	425	20	—
Transfers between variable and fixed accounts, net	120	998	(1,075)	(1,396)	33	367
Contract maintenance charges	(5)	(1)	(451)	(1,063)	(—)	(—)
Contract benefits and terminations	(11)	(47)	(1,126)	(1,849)	(6)	(6)
Other	(—)	(—)	1	19	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	106	951	(2,591)	(3,864)	46	360

NET INCREASE (DECREASE) IN NET ASSETS	46	914	(3,253)	858	42	370

NET ASSETS
Beginning of Year or Periods	914	—	25,778	24,920	370	—

End of Year or Periods	$960	$914	$22,525	$25,778	$412	$370

(1)	Unaudited.

(2)	Operations commenced on February 5, 2009.

(3)	Operations commenced on May 13, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Periods Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010 (1)	2009	2010 (1)	2009	2010 (1)	2009
	Pacific Dynamix -		Pacific Dynamix -		Invesco V.I. Global
	Moderate Growth (2)		Growth (3)		Multi-Asset Series II (4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6)	$4	($5)	$—	($1)	$1
Realized gain (loss)	—	4	(9)	7	(1)	(1)
Change in unrealized appreciation (depreciation) on investments	(77)	5	(84)	41	(3)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(83)	13	(98)	48	(5)	8

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	49	—	—	—	3	—
Transfers between variable and fixed accounts, net	1,141	538	852	290	106	78
Contract maintenance charges	(1)	(—)	(1)	(—)	(—)	(—)
Contract benefits and terminations	(24)	(—)	(38)	(—)	(22)	(4)
Other	(—)	(1)	1	(—)	(—)	(—)

Net Increase in Net Assets Derived from Contract Owner Transactions	1,165	537	814	290	87	74

NET INCREASE IN NET ASSETS	1,082	550	716	338	82	82

NET ASSETS
Beginning of Periods	550	—	338	—	82	—

End of Periods	$1,632	$550	$1,054	$338	$164	$82

	Invesco Van Kampen V.I. Global		AllianceBernstein VPS Balanced		BlackRock Global Allocation
	Tactical Asset Allocation Series II (5)		Wealth Strategy Class B		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$3	$48	($6)	($110)	$133
Realized gain (loss)	(5)	7	(20)	(82)	(102)	(482)
Change in unrealized appreciation (depreciation) on investments	(12)	10	(162)	528	(723)	2,778

Net Increase (Decrease) in Net Assets Resulting from Operations	(17)	20	(134)	440	(935)	2,429

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5	36	—	10	111	435
Transfers between variable and fixed accounts, net	12	166	(30)	845	572	9,043
Contract maintenance charges	(1)	(—)	(4)	(14)	(29)	(57)
Contract benefits and terminations	(1)	(6)	(63)	(168)	(375)	(944)
Other	1	(—)	(1)	—	(1)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	16	196	(98)	673	278	8,478

NET INCREASE (DECREASE) IN NET ASSETS	(1)	216	(232)	1,113	(657)	10,907

NET ASSETS
Beginning of Year or Periods	216	—	2,596	1,483	17,511	6,604

End of Year or Periods	$215	$216	$2,364	$2,596	$16,854	$17,511

(1)	Unaudited.

(2)	Operations commenced on August 12, 2009.

(3)	Operations commenced on May 4, 2009.

(4)	Formerly named AIM V.I. PowerShares ETF Allocation Series II Variable Account and its operations commenced on February 17, 2009.

(5)	Formerly named Van Kampen LIT Global Tactical Asset Allocation Class II Variable Account and its operations commenced on February 12, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,
	2010 (1)	2009	2010 (1)	2009	2010 (1)
	Franklin Templeton VIP Founding		GE Investments Total		PIMCO Global
	Funds Allocation Class 4		Return Class 3 (2)		Multi-Asset - Advisor Class (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11)	$23	($2)	$2	$2
Realized gain (loss)	(11)	(162)	(1)	20	—
Change in unrealized appreciation (depreciation) on investments	(85)	515	(22)	2	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	(107)	376	(25)	24	(7)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7	37	—	—	—
Transfers between variable and fixed accounts, net	44	727	134	237	551
Contract maintenance charges	(4)	(12)	(1)	(—)	(—)
Contract benefits and terminations	(38)	(159)	(17)	(1)	(2)
Other	(1)	(1)	(—)	(—)	(—)

Net Increase in Net Assets Derived from Contract Owner Transactions	8	592	116	236	549

NET INCREASE (DECREASE) IN NET ASSETS	(99)	968	91	260	542

NET ASSETS
Beginning of Year or Periods	1,691	723	260	—	—

End of Year or Periods	$1,592	$1,691	$351	$260	$542

(1)	Unaudited.

(2)	Operations commenced on February 19, 2009.

(3)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Cash Management (4)
01/01/2010 - 06/30/2010 (Unaudited)	$15.92	1,735	$27,616	0.01%	1.25%	(0.67%)
2009	16.03	1,799	28,835	0.23%	1.25%	(1.07%)
2008	16.20	3,663	59,353	2.15%	1.25%	1.09%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%

Diversified Bond
01/01/2010 - 06/30/2010 (Unaudited)	$11.24	4,038	$45,377	3.65%	1.25%	4.80%
2009	10.72	3,158	33,860	3.55%	1.25%	12.72%
2008	9.51	3,278	31,187	3.72%	1.25%	(8.95%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%
05/04/2006 - 12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Floating Rate Loan
01/01/2010 - 06/30/2010 (Unaudited)	$8.40	2,069	$17,379	5.59%	1.25%	0.68%
2009	8.34	1,931	16,110	4.68%	1.25%	22.76%
2008	6.80	1,721	11,698	6.85%	1.25%	(30.16%)
05/04/2007 - 12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

High Yield Bond
01/01/2010 - 06/30/2010 (Unaudited)	$32.42	1,289	$41,807	8.76%	1.25%	2.74%
2009	31.56	1,499	47,305	8.04%	1.25%	38.14%
2008	22.85	1,379	31,501	8.04%	1.25%	(23.17%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%

Inflation Managed
01/01/2010 - 06/30/2010 (Unaudited)	$33.02	2,824	$93,252	2.90%	1.25%	5.28%
2009	31.36	2,894	90,764	3.98%	1.25%	19.30%
2008	26.29	3,358	88,278	2.70%	1.25%	(10.47%)
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%

Managed Bond
01/01/2010 - 06/30/2010 (Unaudited)	$36.17	4,350	$157,366	5.27%	1.25%	5.58%
2009	34.26	4,069	139,415	6.63%	1.25%	19.51%
2008	28.67	4,581	131,330	4.17%	1.25%	(2.93%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%

Short Duration Bond
01/01/2010 - 06/30/2010 (Unaudited)	$10.93	2,534	$27,693	2.07%	1.25%	1.88%
2009	10.73	2,393	25,663	2.93%	1.25%	7.31%
2008	10.00	2,810	28,089	3.60%	1.25%	(6.27%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%

American Funds Growth
01/01/2010 - 06/30/2010 (Unaudited)	$10.09	1,656	$16,706	0.01%	1.25%	(6.23%)
2009	10.76	1,953	21,011	0.11%	1.25%	37.14%
2008	7.84	3,216	25,222	0.56%	1.25%	(44.88%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%
05/02/2005 - 12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

American Funds Growth-Income
01/01/2010 - 06/30/2010 (Unaudited)	$9.09	2,333	$21,215	0.00%	1.25%	(9.77%)
2009	10.08	2,723	27,441	1.18%	1.25%	29.11%
2008	7.81	3,136	24,484	1.18%	1.25%	(38.85%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%
05/02/2005 - 12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

Comstock
01/01/2010 - 06/30/2010 (Unaudited)	$8.42	3,219	$27,093	0.07%	1.25%	(6.62%)
2009	9.01	3,552	32,010	1.41%	1.25%	27.08%
2008	7.09	3,636	25,787	1.79%	1.25%	(37.58%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%

See Notes to Financial Statements	See explanation of references on page I-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Dividend Growth (5)
01/01/2010 - 06/30/2010 (Unaudited)	$9.18	1,936	$17,784	0.03%	1.25%	(9.74%)
2009	10.18	1,309	13,325	1.39%	1.25%	30.76%
2008	7.78	2,384	18,556	0.94%	1.25%	(39.83%)
2007	12.93	3,551	45,926	0.67%	1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%

Equity
01/01/2010 - 06/30/2010 (Unaudited)	$13.83	1,064	$14,710	0.15%	1.25%	(10.51%)
2009	15.45	1,115	17,227	0.94%	1.25%	33.55%
2008	11.57	1,294	14,977	0.48%	1.25%	(41.86%)
2007	19.90	1,575	31,337	0.21%	1.25%	4.94%
2006	18.96	1,841	34,907	0.33%	1.25%	7.30%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%

Equity Index
01/01/2010 - 06/30/2010 (Unaudited)	$30.55	2,462	$75,191	0.07%	1.25%	(7.33%)
2009	32.96	3,139	103,465	1.78%	1.25%	24.79%
2008	26.41	2,917	77,034	1.83%	1.25%	(38.13%)
2007	42.69	3,209	136,998	1.68%	1.25%	3.91%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%

Focused 30
01/01/2010 - 06/30/2010 (Unaudited)	$9.88	682	$6,736	0.00%	1.25%	(10.06%)
2009	10.98	929	10,202	0.00%	1.25%	48.56%
2008	7.39	1,499	11,079	0.05%	1.25%	(50.76%)
2007	15.01	1,826	27,415	0.41%	1.25%	30.20%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%

Growth LT
01/01/2010 - 06/30/2010 (Unaudited)	$30.46	2,543	$77,467	1.05%	1.25%	(8.74%)
2009	33.38	2,733	91,223	1.06%	1.25%	35.58%
2008	24.62	3,140	77,296	0.48%	1.25%	(41.69%)
2007	42.22	3,692	155,882	0.41%	1.25%	14.18%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%

Large-Cap Growth (6)
01/01/2010 - 06/30/2010 (Unaudited)	$5.29	3,126	$16,533	0.00%	1.25%	(10.73%)
2009	5.92	3,284	19,455	0.07%	1.25%	38.75%
2008	4.27	2,073	8,849	0.00%	1.25%	(51.09%)
2007	8.73	2,784	24,302	0.00%	1.25%	20.11%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%

Large-Cap Value
01/01/2010 - 06/30/2010 (Unaudited)	$11.30	4,013	$45,338	0.03%	1.25%	(9.22%)
2009	12.44	4,476	55,701	2.07%	1.25%	21.60%
2008	10.23	4,201	42,996	1.63%	1.25%	(35.61%)
2007	15.89	4,957	78,790	1.08%	1.25%	2.25%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%

Long/Short Large-Cap
01/01/2010 - 06/30/2010 (Unaudited)	$7.56	2,451	$18,536	0.11%	1.25%	(8.31%)
2009	8.25	2,435	20,078	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,696	11,101	0.88%	1.25%	(34.54%)

Main Street Core
01/01/2010 - 06/30/2010 (Unaudited)	$26.23	2,067	$54,215	0.06%	1.25%	(7.45%)
2009	28.34	2,282	64,672	1.44%	1.25%	27.75%
2008	22.19	2,955	65,564	1.26%	1.25%	(39.63%)
2007	36.75	3,708	136,282	1.10%	1.25%	3.09%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%

Mid-Cap Equity (7)
01/01/2010 - 06/30/2010 (Unaudited)	$18.19	1,901	$34,572	0.07%	1.25%	(2.81%)
2009	18.71	2,171	40,631	0.98%	1.25%	37.92%
2008	13.57	3,969	53,851	1.45%	1.25%	(39.76%)
2007	22.52	4,809	108,310	0.67%	1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%

See Notes to Financial Statements	See explanation of references on page I-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Mid-Cap Growth
01/01/2010 - 06/30/2010 (Unaudited)	$7.97	2,339	$18,646	0.02%	1.25%	0.71%
2009	7.91	2,715	21,485	0.35%	1.25%	57.35%
2008	5.03	2,455	12,351	0.10%	1.25%	(49.00%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%

Mid-Cap Value
01/01/2010 - 06/30/2010 (Unaudited)	$12.75	1,054	$13,446	0.00%	1.25%	(2.83%)
05/01/2009 - 12/31/2009	13.13	1,252	16,433	1.00%	1.25%	31.26%

Small-Cap Equity (8)
01/01/2010 - 06/30/2010 (Unaudited)	$12.15	902	$10,954	0.17%	1.25%	(7.82%)
2009	13.18	792	10,440	0.69%	1.25%	28.60%
2008	10.25	955	9,783	0.56%	1.25%	(27.03%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%
05/02/2005 - 12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

Small-Cap Growth (9)
01/01/2010 - 06/30/2010 (Unaudited)	$10.03	1,348	$13,527	0.00%	1.25%	(1.63%)
2009	10.20	1,609	16,406	0.00%	1.25%	45.61%
2008	7.00	1,998	13,990	0.00%	1.25%	(47.77%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%

Small-Cap Index
01/01/2010 - 06/30/2010 (Unaudited)	$13.54	975	$13,204	0.17%	1.25%	(2.72%)
2009	13.92	1,058	14,723	1.14%	1.25%	26.60%
2008	11.00	1,323	14,544	1.58%	1.25%	(35.84%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%

Small-Cap Value
01/01/2010 - 06/30/2010 (Unaudited)	$18.73	592	$11,090	0.18%	1.25%	0.60%
2009	18.61	694	12,911	2.41%	1.25%	25.60%
2008	14.82	838	12,424	2.41%	1.25%	(29.12%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%

Health Sciences
01/01/2010 - 06/30/2010 (Unaudited)	$11.53	313	$3,615	0.00%	1.25%	(0.05%)
2009	11.54	317	3,658	0.12%	1.25%	25.65%
2008	9.18	363	3,338	0.96%	1.25%	(29.06%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%

Real Estate
01/01/2010 - 06/30/2010 (Unaudited)	$26.92	482	$12,982	0.00%	1.25%	6.13%
2009	25.36	568	14,414	2.06%	1.25%	30.63%
2008	19.42	650	12,626	3.20%	1.25%	(40.74%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%

Technology
01/01/2010 - 06/30/2010 (Unaudited)	$4.82	608	$2,931	0.00%	1.25%	(4.60%)
2009	5.06	719	3,634	0.00%	1.25%	50.68%
2008	3.36	451	1,514	0.11%	1.25%	(52.24%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%

Emerging Markets
01/01/2010 - 06/30/2010 (Unaudited)	$25.11	1,361	$34,178	1.26%	1.25%	(4.59%)
2009	26.32	1,586	41,747	0.88%	1.25%	82.50%
2008	14.42	1,943	28,018	1.42%	1.25%	(48.34%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%

See Notes to Financial Statements	See explanation of references on page I-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

International Large-Cap
01/01/2010 - 06/30/2010 (Unaudited)	$8.57	4,342	$37,202	0.32%	1.25%	(12.12%)
2009	9.75	4,716	45,970	1.53%	1.25%	31.95%
2008	7.39	6,010	44,401	2.00%	1.25%	(36.16%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%

International Small-Cap
01/01/2010 - 06/30/2010 (Unaudited)	$6.42	1,566	$10,056	3.66%	1.25%	(7.77%)
2009	6.96	1,682	11,707	1.38%	1.25%	28.66%
2008	5.41	1,759	9,516	1.99%	1.25%	(48.49%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%
05/04/2006 - 12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

International Value
01/01/2010 - 06/30/2010 (Unaudited)	$12.97	4,044	$52,460	2.46%	1.25%	(17.44%)
2009	15.71	4,493	70,595	2.09%	1.25%	26.41%
2008	12.43	5,942	73,850	2.66%	1.25%	(48.43%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%

American Funds Asset Allocation
01/01/2010 - 06/30/2010 (Unaudited)	$12.07	79	$960	0.00%	1.25%	(5.93%)
02/05/2009 - 12/31/2009	12.83	71	914	2.64%	1.25%	25.86%

Multi-Strategy
01/01/2010 - 06/30/2010 (Unaudited)	$23.51	958	$22,525	5.08%	1.25%	(3.03%)
2009	24.24	1,063	25,778	5.61%	1.25%	21.47%
2008	19.96	1,249	24,920	0.15%	1.25%	(45.67%)
2007	36.74	1,593	58,523	2.67%	1.25%	3.04%
2006	35.65	1,912	68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%

Pacific Dynamix — Conservative Growth
01/01/2010 - 06/30/2010 (Unaudited)	$11.25	37	$412	0.00%	1.25%	(0.73%)
05/13/2009 - 12/31/2009	11.33	33	370	4.97%	1.25%	12.67%

Pacific Dynamix — Moderate Growth
01/01/2010 - 06/30/2010 (Unaudited)	$11.48	142	$1,632	0.00%	1.25%	(3.22%)
08/12/2009 - 12/31/2009	11.86	46	550	4.63%	1.25%	7.39%

Pacific Dynamix — Growth
01/01/2010 - 06/30/2010 (Unaudited)	$11.63	91	$1,054	0.00%	1.25%	(5.66%)
05/04/2009 - 12/31/2009	12.33	27	338	1.32%	1.25%	20.04%

Invesco V.I. Global Multi-Asset Series II (10)
01/01/2010 - 06/30/2010 (Unaudited)	$13.09	13	$164	0.00%	1.25%	(2.07%)
02/17/2009 - 12/31/2009	13.36	6	82	2.39%	1.25%	36.24%

Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (11)
01/01/2010 - 06/30/2010 (Unaudited)	$11.66	18	$215	0.29%	1.25%	(7.67%)
02/12/2009 - 12/31/2009	12.63	17	216	4.54%	1.25%	25.09%

AllianceBernstein VPS Balanced Wealth Strategy Class B
01/01/2010 - 06/30/2010 (Unaudited)	$8.23	287	$2,364	5.08%	1.25%	(5.41%)
2009	8.70	298	2,596	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	210	1,483	2.66%	1.25%	(29.69%)

BlackRock Global Allocation V.I. Class III
01/01/2010 - 06/30/2010 (Unaudited)	$8.95	1,884	$16,854	0.00%	1.25%	(5.28%)
2009	9.45	1,854	17,511	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	835	6,604	2.40%	1.25%	(20.89%)

Franklin Templeton VIP Founding Funds Allocation Class 4
01/01/2010 - 06/30/2010 (Unaudited)	$7.99	199	$1,592	0.03%	1.25%	(5.89%)
2009	8.49	199	1,691	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109	723	3.04%	1.25%	(34.26%)

GE Investments Total Return Class 3 (12)
01/01/2010 - 06/30/2010 (Unaudited)	$11.68	30	$351	0.00%	1.25%	(6.78%)
02/19/2009 - 12/31/2009	12.52	21	260	3.64%	1.25%	28.72%

PIMCO Global Multi-Asset - Advisor Class (13)
05/12/2010 - 06/30/2010 (Unaudited)	$9.42	58	$542	4.54%	1.25%	(4.18%)

See Notes to Financial Statements	See explanation of references on page I-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on Pages I-15 to I-18

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to May 1, 2010, Cash Management Variable Account was named Money Market Variable Account.

(5)	Prior to May 1, 2010, Dividend Growth Variable Account was named Diversified Research Variable Account.

(6)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(9)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account.

(10)	Prior to May 1, 2010, Invesco V.I. Global Multi-Asset Series II Variable Account was named AIM V.I. PowerShares ETF Allocation Series II Variable Account.

(11)	Prior to June 1, 2010, Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II Variable Account was named Van Kampen LIT Global Tactical Asset Allocation Class II Variable Account.

(12)	All investments in GE Investments Total Return Class 4 were converted to GE Investments Total Return Class 3 on November 20, 2009.

(13)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2010 is comprised of forty-five subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (formerly named AIM Variable Insurance Funds and Van Kampen Life Investment Trust, respectively), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., and PIMCO Variable Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section H of this brochure.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the PIMCO Global Multi-Asset – Advisor Class Variable Account, which commenced operations on May 12, 2010.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.
     Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the contract by rider. The charges for riders can range depending on the individual contract. These fees are assessed directly to each Contract owner account through a redemption of units and are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section E of this brochure. For the period ended June 30, 2010, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the periods ended June 30, 2010, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Cash Management	$12,044	$13,246
Diversified Bond	13,644	3,486
Floating Rate Loan	3,106	1,580
High Yield Bond	4,647	9,634
Inflation Managed	5,388	6,884
Managed Bond	23,777	10,862
Short Duration Bond	4,136	2,485
American Funds Growth	875	4,187
American Funds Growth-Income	438	4,575
Comstock	266	3,492
Dividend Growth	7,928	1,312
Equity	388	1,250
Equity Index	647	24,707
Focused 30	599	3,337
Growth LT	691	7,097
Large-Cap Growth	728	1,757
Large-Cap Value	844	7,057
Long/Short Large-Cap	1,558	1,572
Main Street Core	142	6,764
Mid-Cap Equity	568	6,121
Mid-Cap Growth	1,758	4,975
Mid-Cap Value	623	3,474
Small-Cap Equity	3,366	1,689
Small-Cap Growth	1,234	4,106
Small-Cap Index	794	2,057
Small-Cap Value	1,773	3,971
Health Sciences	621	695
Real Estate	1,595	3,992
Technology	337	928
Emerging Markets	1,509	7,318
International Large-Cap	661	4,361
International Small-Cap	485	1,178
International Value	1,785	8,194
American Funds Asset Allocation	246	146
Multi-Strategy	695	2,810
Pacific Dynamix — Conservative Growth	58	14
Pacific Dynamix — Moderate Growth	1,306	147
Pacific Dynamix — Growth	901	92
Invesco V.I. Global Multi-Asset Series II	121	34
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	104	86
AllianceBernstein VPS Balanced Wealth Strategy Class B	386	435
BlackRock Global Allocation V.I. Class III	2,341	2,172
Franklin Templeton VIP Founding Funds Allocation Class 4	200	202
GE Investments Total Return Class 3	179	64
PIMCO Global Multi-Asset — Advisor Class (1)	553	2

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
6. FAIR VALUE MEASUREMENTS
     U.S. GAAP requires the Separate Account to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2010, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section H of this brochure were characterized as Level 1 as defined in U.S. GAAP.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2010 and for the year or periods ended December 31, 2009 were as follows (amounts in thousands):

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	1,068	(1,132)	(64)	1,612	(3,476)	(1,864)
Diversified Bond	1,407	(527)	880	981	(1,101)	(120)
Floating Rate Loan	434	(296)	138	1,142	(932)	210
High Yield Bond	180	(390)	(210)	792	(672)	120
Inflation Managed	288	(358)	(70)	592	(1,056)	(464)
Managed Bond	773	(492)	281	828	(1,340)	(512)
Short Duration Bond	535	(394)	141	936	(1,353)	(417)
American Funds Growth	150	(447)	(297)	582	(1,845)	(1,263)
American Funds Growth-Income	136	(526)	(390)	432	(845)	(413)
Comstock	152	(485)	(333)	841	(925)	(84)
Dividend Growth	790	(163)	627	165	(1,240)	(1,075)
Equity	33	(84)	(51)	52	(231)	(179)
Equity Index	68	(745)	(677)	908	(686)	222
Focused 30	132	(379)	(247)	696	(1,266)	(570)
Growth LT	43	(233)	(190)	153	(560)	(407)
Large-Cap Growth	269	(427)	(158)	2,223	(1,012)	1,211
Large-Cap Value	237	(700)	(463)	1,421	(1,146)	275
Long/Short Large-Cap	313	(297)	16	1,196	(457)	739
Main Street Core	38	(253)	(215)	145	(818)	(673)
Mid-Cap Equity	92	(362)	(270)	409	(2,207)	(1,798)
Mid-Cap Growth	343	(719)	(376)	1,430	(1,170)	260
Mid-Cap Value (1)	143	(341)	(198)	1,461	(209)	1,252
Small-Cap Equity	277	(167)	110	316	(479)	(163)
Small-Cap Growth	163	(424)	(261)	582	(971)	(389)
Small-Cap Index	82	(165)	(83)	173	(438)	(265)
Small-Cap Value	132	(234)	(102)	288	(432)	(144)
Health Sciences	65	(69)	(4)	175	(221)	(46)
Real Estate	102	(188)	(86)	177	(259)	(82)
Technology	205	(316)	(111)	629	(361)	268
Emerging Markets	121	(346)	(225)	480	(837)	(357)
International Large-Cap	316	(690)	(374)	675	(1,969)	(1,294)
International Small-Cap	135	(251)	(116)	489	(566)	(77)
International Value	243	(692)	(449)	600	(2,049)	(1,449)
American Funds Asset Allocation (2)	20	(12)	8	365	(294)	71
Multi-Strategy	11	(116)	(105)	72	(258)	(186)
Pacific Dynamix — Conservative Growth (3)	5	(1)	4	34	(1)	33
Pacific Dynamix — Moderate Growth (4)	109	(13)	96	46	(—)	46
Pacific Dynamix — Growth (5)	72	(8)	64	28	(1)	27
Invesco V.I. Global Multi-Asset Series II (6)	9	(2)	7	7	(1)	6
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (7)	9	(8)	1	19	(2)	17
AllianceBernstein VPS Balanced Wealth Strategy Class B	40	(51)	(11)	135	(47)	88

(1)	Operations commenced on May 1, 2009.

(2)	Operations commenced on February 5, 2009.

(3)	Operations commenced on May 13, 2009.

(4)	Operations commenced on August 12, 2009.

(5)	Operations commenced on May 4, 2009.

(6)	Operations commenced on February 17, 2009.

(7)	Operations commenced on February 12, 2009.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Global Allocation V.I. Class III	307	(277)	30	1,523	(504)	1,019
Franklin Templeton VIP Founding Funds Allocation Class 4	24	(24)	—	142	(52)	90
GE Investments Total Return Class 3 (1)	14	(5)	9	43	(22)	21
PIMCO Global Multi-Asset — Advisor Class (2)	58	(—)	58

(1)	Operations commenced on February 19, 2009.

(2)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to June 30, 2010 through the date the financial statements were issued, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Semi-Annual Reports
as of June 30, 2010

•	Pacific Select Fund

•	Pacific Select Variable Annuity
Separate Account of
Pacific Life Insurance Company

Form No. 142-10A